Intangible Asset - Purchased Software, Net - Schedule of Intangible Asset by Developed Software (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Purchased software, net	$ 2,117,009	$ 3,025,801
Alpha Predictions Purchased Software [Member]
Purchased software, net		2,905,668
Travel Buddhi Purchased Software [Member]
Purchased software, net		$ 120,133